LEASES - Future minimum lease payments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense	$ 69,000	$ 420,500	$ 262,900
Future minimum commitments
2022		616,157
2023		624,825
2024		523,939
Total		$ 1,764,921